Contingent liabilities and financial commitments - Other contingencies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) ProductLiabilityAction	Dec. 31, 2022 USD ($) ProductLiabilityAction
SFRTI indemnity
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation	£ 3,868,159	$ 4,653,009
Competition investigations
Disclosure Of Commitments And Contingencies [Line Items]
Penalty due | $		$ 110,000,000
Loews
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of indemnity cases pending | ProductLiabilityAction	3	3